Note 3 - Business Combination - Pro Forma Information (Details) - CVie Investments [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pro forma net loss attributable to common shareholders	$ (38,082)	$ (34,616)
Pro forma EPS - basic and diluted (in dollars per share)	$ (1.20)	$ (1.19)